Vanguard Alternative Strategies Fund

Supplement to the Prospectus Dated May 28, 2015
Vanguard Alternative Strategies Fund has not yet commenced operations.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1298 052015

Vanguard Trustees’ Equity Fund

Supplement to the Statement of Additional Information Dated February 25, 2015 (revised May 28, 2015)
Vanguard Alternative Strategies Fund has not yet commenced operations.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 46A 052015